Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2022
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Secured bank loans (Note 40)	$1,600	$1,600
The annual interest rates of bank loans were as follows:

	December 31
	2021	2022
Secured bank loans	0.89%	1.80%